LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of operating lease related assets and liabilities

	December 31,
	2022	2023
	US$’000	US$’000
Right-of-use asset	149	259
Accumulated depreciation	(149)	(186)
Right-of-use asset, net	–	73

	December 31,
	2022	2023
	US$’000	US$’000
Operating lease liabilities
Current portion	–	36
Non-current portion	–	38
Total operating lease liabilities	–	74

Schedule of maturity of operating lease liabilities

2023
Future payment	US$’000
2024	39
2025	39
Total	78
Imputed interest	(4)
Present value of lease liabilities	74

Schedule of finance lease related assets and liabilities

	December 31,
	2022	2023
	US$’000	US$’000
Motor vehicle	–	239
Accumulated depreciation	–	(24)
Motor vehicle, net	–	215

	December 31,
	2022	2023
	US$’000	US$’000
Finance lease liabilities
Current portion	–	29
Non-current portion	–	101
Total finance lease liabilities	–	130

Schedule of maturity of finance lease liabilities

2023
US$’000
2024	33
2025	33
2026	33
2027	33
2028	16
Total	148
Imputed interest	(18)
Present value of lease liabilities	130